1933 Act File No. 33-46190
                                                      1940 Act File No. 811-6580

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               X___
                                                                    ---------

      Pre-Effective Amendment No.         ......................... ______
                                  --------                          ------

      Post-Effective Amendment No.    11 ..........................   X___
                                   ------                           --------

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X___
                                                                       ------

      Amendment No.   13    .......................................     X___
                    --------                                          ------

                                SOUTHTRUST FUNDS

                       (formerly SouthTrust Vulcan Funds)


               (Exact Name of Registrant as Specified in Charter)


                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)


    immediately upon filing pursuant to paragraph (b) on _____________ pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) (i)
    on               pursuant to paragraph (a) (i).
 X   75 days after filing pursuant to paragraph (a)(ii)
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

 X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.






PART C.         OTHER INFORMATION.

Item 23.          Exhibits:

   (a)     (i) Conformed copy of Master Trust Agreement
           of the Registrant; (1) (ii) Conformed copy
           of Amendment No. 1 to Master Trust
           Agreement; (2) (iii) Conformed copy of
           Amendment No. 4 to Master Trust Agreement;
           (7) (iv) Conformed copy of Amendment No. 2
           to the Master Trust Agreement; (9) (v)
           Conformed copy of Amendment No. 3 to the
           Master Trust Agreement; (9) (vi) Conformed
           copy of Amendment No. 6 to the Master Trust
           Agreement; (9)
   (b)     Copy of By-Laws of the Registrant; (1)
   (c)     Not applicable;
   (d)     (i) Conformed copy of copy of Investment
           Advisory Contract of the Registrant; (3)
           (ii) Conformed copy of Amendment to
           Investment Advisory Contract dated September
           1, 1995;
                   (8)
   (e)     (i)     Conformed copy of Distributor's Contract of the
                    Registrant; (5)
           (ii)    Conformed copy of Exhibit D to Distributor's Contract; (9)
   (f)     Not applicable;
   (g)     (i) Conformed copy of Custodian Contract of
           the Registrant; (11) (ii) Conformed copy of
           Custodian Fee Schedule;(11)
   (h)     (i)   Conformed copy of Administrative Services Agreement of
                    Registrant; (5)
+ Exhibits are filed electronically.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed on March 5, 1992. (File Nos. 33-46190 and 811-6580)

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed on May 1, 1992. (File Nos. 33-46190 and 811-6580)

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on November 27, 1992. (File Nos. 33-46190 and
         811-6580)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on June 24, 1994. (File Nos. 33-46190 and 811-6580)

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed on September 29, 1995. (File Nos. 33-46190 and 811-6580)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on October 13, 1995. (File Nos. 33-46190 and 811-6580)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on June 27, 1996. (File Nos. 33-46190 and 811-6580)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 filed on July 20, 1998. (File Nos. 33-46190 and 811-6580)

 (ii)     Conformed copy of Amendment No. 1 to Administrative Services Agreement of Registrant; (6)
 (iii)    Conformed copy of Amendment No. 2 to  Administrative Services
                Agreement of Registant; +
 (iv)     Conformed copy of Fund Accounting and Shareholder Recordkeeping
                Agreement of Registrant; (5)
 (v)      Conformed copy of Electronic Communications and Recordkeeping
                Agreement; (6)
 (vi)   Conformed copy of Amendment No. 1 to Schedule A, Fund Accounting and
                Shareholder Recordkeeping Agreement; (10)
 (vii) Conformed copy of Amendment No. 1 to Schedule C, Fund Accounting and Shareholder Recordkeeping Agreement; (10)
(i) Conformed copy of Opinion and Consent of Counsel
as to legality of shares being registered; (2) (k)
Conformed copy of Consent of Independent Public
Auditors; (to be filed by amendment); (l) Conformed
copy of Purchase Agreement of the Registrant; (3) (m)
(i) Copy of 12b-1 Agreement and copy of Exhibit A to
the Agreement dated September 1, 1995;
                  (8)
         (ii)     Copy of Rule 12b-1 Plan; (8)
         (iii) Conformed copy of Exhibit A to the
12b-1 Plan dated September 1, 1995; (9)
(n)      Not included per Footnote 60 of Release No.33-       7684;
(o)      Not applicable;
                           (p) Conformed copy of Power of Attorney; (10).

+ Exhibits are filed electronically.

2.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1A filed on May 1, 1992. (File Nos. 33-46190 and 811-6580)

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on November 27, 1992. (File Nos. 33-46190 and 811-6580)

5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 filed on June 24, 1994. (File Nos. 33-46190 and 811-6580)

6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 filed on June 23, 1995. (File Nos. 33-46190 and 811-6580)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 filed on October 13, 1995. (File Nos. 33-46190 and 811-6580)

9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 filed on June 27, 1996. (File Nos. 33-46190 and 811-6580)

10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 filed on June 24, 1997. (File Nos. 33-46190 and 811-6580)

Item 24.          Persons Controlled by or Under Common Control with Registrant:

                  None

Item 25.          Indemnification:  (3)

Item 26.          Business and Other Connections of Investment Adviser:

                  For a description of the other business of the Investment Adviser, see the section entitled "Management of the Funds" in Part A.

                  To reach any of the following Officers and Directors of the Investment Adviser, call SouthTrust Bank, N.A.




              (1)                                         (2)                                    (3)
                                                                                      Principal Occupation
                                                                                      or Other Employment
                                                                                      of a Substantial
                                               Position with                          Nature During
Name                                            the Adviser                           the Past Two Years

Julian W. Banton                               Director, Chairman,                     Banking.
                                               President, and Chief
                                               Executive Officer

Gene Bartow                                    Director                                Athletic Director,
                                                                                       University of
                                                                                       Alabama at Birmingham.

Thomas E. Bradford, Jr.                        Director                                Chairman and Chief Executive Officer,
Bradford & Company.

Ronald G. Bruno                                Director                                Chairman, President  and Chief Executive
Officer, Bruno's                                                                                 Inc.

     --------------------------------  3. Response is  incorporated by reference to Registrant's Post-Effective Amendment No. 1 filed on November 27, 1992. (File
Nos. 33-46190 and 811-6580)





(1)                                                       (2)                                    (3)
                                                                                      Principal Occupation
                                                                                      or Other Employment
                                                                                      of a Substantial
                                               Position with                          Nature During
Name                                            the Adviser                           the Past Two Years

H.M. Burt, Jr.                                 Director                                Chairman and Chief Executive Officer
Southern Tool Inc.

David J. Cooper                                Director                                President, Cooper/T.
Smith                                                                                            Corporation

Sallie C. Creel                                Director                                Owner/Operator Alabama Car Rental.

James C. Harrison                              Director                                President and Chief Executive Officer,
Protective and                                                                                   Industrial
Insurance Company

Chris H. Horgen                                Director                                Chairman and Chief Executive Officer,
Nichols Research                                                                                 Corporation

Dr. Judy M. Merritt                            Director                                President,  Jefferson
State                                                                                            College

William E. Smith, Jr.                          Director                                Chairman and Chief  Executive Officer,
Royal Cup, Inc.

R. Neal Travis                                 Director                                President, South Central Bell
Telephone Company

Tom Coley                                      Executive Vice                          Banking
                                President
                                Retail Division

Fred C. Crum, Jr.                              Executive Vice                          Banking
                                               President
                                               Corporate Division

E. Frank Schmidt                               Executive Vice                          Banking
                                               President Alabama Markets

Charles M. Murrell                             Executive Vice
                                               President SouthTrust                    Banking
                                               Data Services

R. Glenn Eubanks                               Executive Vice                          Banking
                                               President
                                               Commercial Division

William C. Patterson                           Executive Vice                          Banking
                                               President
                                               Credit Division





(1)                                            (2)                                      (3)

                                                                                      Principal Occupation
                                                                                      or Other Employment
                                                                                      of a Substantial
                                               Position with                          Nature During
Name                                            the Adviser                           the Past Two Years


William E. Pearson, Jr.                        Executive Vice                          Banking
                                               President
                                               Administration/
                                               Finance Division

Dick White                                  Executive Vice                            Banking
                                             President
                                             Asset Management


Item 27.          Principal Underwriters:

(a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: 111 Corcoran Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant


Richard B. Fisher                          Director, Chairman, Chief
Federated Investors Tower                  Executive Officer, Chief
Pittsburgh, PA 15222-3779                  Operating Officer, Asst.
                                           Secretary and Asst.
                                           Treasurer, Federated
                                           Securities Corp.

Edward C. Gonzales                         Director, Executive Vice                         President,
Federated Investors Tower                  President, Federated,                            Treasurer
Pittsburgh, PA 15222-3779                  Securities Corp.

Thomas R. Donahue                          Director, Assistant Secretary
Federated Investors Tower                  and Assistant Treasurer
Pittsburgh, PA 15222-3779                  Federated Securities Corp

James F. Getz                              President-Broker/Dealer,                               --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales,                         --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman                            Vice President, Secretary,                             --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Raymond Hanley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert M. Rossi                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt                            Assistant Secretary,                                   --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

                  (c)


Item 28.          Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:


Registrant                                     5800 Corporate Drive
                                               Pittsburgh, PA 15237-7010

Federated Shareholder Services Company              Federated Investors Tower
("Transfer Agent and Dividend Disbursing            1001 Liberty Avenue
Agent and Portfolio Recordkeeper")                  Pittsburgh, PA 15222-3779

Federated Administrative Services                   Federated Investors Tower
("Administrator")                                   1001 Liberty Avenue
                                                    Pittsburgh, PA 15222-3779

SouthTrust Bank, N.A.                              420 North 20th Street
("Adviser")                                        Birmingham, AL 35203

SouthTrust Bank, N.A.                              420 North 20th Street
("Custodian")                                      Birmingham, AL 35203


Item 29.          Management Services:  Not applicable.

Item 30.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest Annual Report to shareholders, upon request and without charge.


                                                              SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, SOUTHTRUST FUNDS (formerly, SouthTrust Vulcan Funds), certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, hereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 2nd day of June, 1999.

                                SOUTHTRUST FUNDS
                       (formerly, SouthTrust Vulcan Funds)

                           BY: /s/C. Todd Gibson
                           C. Todd Gibson, Secretary
                           Attorney in Fact for William O. Vann
                           June 2, 1999


      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

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
      NAME                                           TITLE                                       DATE

By:   /s/C. Todd Gibson                 Attorney In Fact                                  June 2, 1999
      C. Todd Gibson                              For the Persons
      SECRETARY                                   Listed Below


      NAME                                           TITLE

William O. Vann*                                  Trustee and Chairman
                                                  of the Board

Charles G. Brown, III *                           Trustee

Russell W. Chambliss *                            Trustee

Edward C. Gonzales*                               President (Principal Executive Officer) and
Treasurer
                                                  (Principal Financial and
                                                  Accounting Officer)


Thomas M. Grady *                                 Trustee

Billy L. Harbert, Jr.                             Trustee





* By Power of Attorney

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